Revenue from Contracts with Customers	12 Months Ended
Nov. 03, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
Disaggregation
We have considered (1) information that is regularly reviewed by our Chief Executive Officer, who has been identified as the Chief Operating Decision Maker (the “CODM”) as defined by the authoritative guidance on segment reporting, in evaluating financial performance and (2) disclosures presented outside of our financial statements in our earnings releases and used in investor presentations to disaggregate revenues. The principal category we use to disaggregate revenues is the nature of our products and subscriptions and services, as presented in our consolidated statements of operations. In addition, revenues by reportable segment are presented in Note 12. “Segment Information”.
The following table presents revenue disaggregated by type of revenue and by region:

	Fiscal Year Ended November 3, 2019
	Americas	Asia Pacific	Europe, the Middle East and Africa	Total

	(In millions)
Products	$2,023	$14,857	$1,237	$18,117
Subscriptions and services(a)	3,126	374	980	4,480
Total	$5,149	$15,231	$2,217	$22,597
________________________________
(a) Subscriptions and services predominantly includes software licenses with termination for convenience clauses.
Although we recognize revenue for the majority of our products when title and control transfer in Penang, Malaysia, we disclose net revenue by region based on the geographic shipment or delivery location specified by distributors, OEMs, contract manufacturers, channel partners, or software customers.
Contract Balances
Contract assets and contract liabilities balances for the periods indicated below were as follows:

	Contract Assets	Contract Liabilities

	(In millions)
Opening balance November 5, 2018(a)	$18	$272

Closing balance November 3, 2019	$259	$1,808
________________________________
(a) We adopted Topic 606 immediately prior to the CA Merger. Accordingly, the opening balance does not include contract assets or contract liabilities associated with CA.
Changes in our contract assets and contract liabilities primarily result from the timing difference between our performance and the customer’s payment. We fulfill our obligations under a contract with a customer by transferring products and services in exchange for consideration from the customer. We recognize a contract asset when we transfer products or services to a customer and the right to consideration is conditional on something other than the passage of time. Accounts receivable are recorded when the customer has been billed or the right to consideration is unconditional. We recognize contract liabilities when we have received consideration or an amount of consideration is due from the customer and we have a future obligation to transfer products or services. Contract liabilities include amounts billed or collected and advanced payments on contracts or arrangements which may include termination for convenience provisions. The amount of revenue recognized during the fiscal year ended November 3, 2019 that was included in the contract liabilities balance as of November 5, 2018 was $200 million.
Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include CA contracts where the customer is not committed. The customer is not considered committed when termination for convenience without payment of a substantive penalty exists. This has been extended to all CA customers, either contractually or through customary business practice. Additionally, as a practical expedient, we have not included contracts that have an original duration of one year or less nor have we included contracts with sales-based and usage-based royalties promised in exchange for a license of intellectual property.
Because the substantial majority of our customer contracts allow our customers to terminate for convenience or have an original duration of one year or less, the total amount of the transaction price allocated to remaining performance obligations as of November 3, 2019 was not significant. Since our customers generally do not exercise their termination for convenience rights and the majority of the contracts we execute for products, as well as subscriptions and services, have a duration of one year or less, our remaining performance obligations are not indicative of revenue for future periods.
Contract Costs
We have applied the practical expedient to expense commission costs as incurred for costs to obtain a contract when the amortization period would have been one year or less. As a result, no commission costs are capitalized.
We recognize an asset for costs incurred to fulfill a contract that are not within the scope of other accounting literature. We have not incurred any such costs and, as a result, no costs to fulfill a contract have been capitalized.
Topic 606 Adoption
We applied Topic 606 using the modified retrospective method for all contracts not completed as of the date of adoption. For contracts that were modified before the effective date, we reflected the aggregate effect of all modifications when identifying the performance obligations and allocating the transaction price at transition, which did not have a material effect on the adjustment to retained earnings as of November 5, 2018.
We adopted Topic 606 immediately prior to the CA Merger. Accordingly, the adoption adjustments presented below excluded CA. As a result of applying the modified retrospective method, the following adjustments were made to selected consolidated balance sheet line items as of November 5, 2018:

Balance Sheet	Ending Balance as of November 4, 2018	Adjustments Due to Topic 606	Opening Balance as of November 5, 2018

	(In millions)
ASSETS
Trade accounts receivable, net	$3,325	$11	$3,336
Other current assets	$366	$10	$376
Other long-term assets	$707	$20	$727
LIABILITIES
Other current liabilities	$812	$35	$847
Other long-term liabilities	$3,636	$6	$3,642
Impact of New Revenue Guidance on Net Revenue
The following table compares net revenue for the period presented to the pro forma amounts had the previous guidance been in effect. No other amounts in the consolidated statements of operations for the fiscal year ended November 3, 2019 or in the consolidated balance sheet as of November 3, 2019 were significantly affected by the new revenue guidance.

	Fiscal Year Ended November 3, 2019
Statement of Operations	Pro forma as if the previous accounting was in effect	Effect of Change	As Reported

	(In millions)
Net revenue:
Products	$18,117	$—	$18,117
Subscriptions and services	4,257	223	4,480
Total net revenue	$22,374	$223	$22,597